Note 21 - Comparative Balances	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]	21. Comparative balances: The financial statements have been reclassified, where applicable, to conform to the presentation used in the current year. The changes do not affect prior year earnings.